EQUITY (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Quantity	1,682,473,246	1,082,473,246
Percent (%)	100.00%	100.00%
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Quantity	3,817,179	4,356,397
Percent (%)	0.23%	0.40%
Marfrig Global Food S A [Member]
IfrsStatementLineItems [Line Items]
Quantity	842,165,702	360,133,580
Percent (%)	50.06%	33.27%
Salic [Member]
IfrsStatementLineItems [Line Items]
Quantity	180,000,000
Percent (%)	10.70%
Kapitalo Investimentos Ltda [Member]
IfrsStatementLineItems [Line Items]
Quantity	107,982,757	55,730,079
Percent (%)	6.42%	5.15%
Caixade Previddos Funcdo Bancodo Brasil [Member]
IfrsStatementLineItems [Line Items]
Quantity	103,328,121	67,560,738
Percent (%)	6.14%	6.24%
Management 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity	518,900	518,900
Percent (%)	0.03%	0.05%
Management 2 [Member]
IfrsStatementLineItems [Line Items]
Quantity	626,458	655,163
Percent (%)	0.04%	0.06%
Management 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity	32,700	3,407
Percent (%)	0.00%	0.00%
Other Share Holders [Member]
IfrsStatementLineItems [Line Items]
Quantity	444,001,429	593,514,982
Percent (%)	26.38%	54.83%